Accounts payable and accrued liabilities - Summary of accounts payable and accrued liabilities (Detail) - USD ($) $ in Thousands	Nov. 30, 2024	Nov. 30, 2023
Trade And Other Payables [Line Items]
Trade payables	$ 6,326	$ 6,990
Accrued liabilities and other payables	12,571	15,016
Salaries and benefits due to key management personnel	1,357	1,036
Employee salaries and benefits payable	3,835	3,053
Liability related to deferred stock unit plan	20	39
Accrued interest payable long-term debt	40	840
TaiMed milestone	0	1,497
Total	$ 24,149	$ 28,471